Intangible Assets (Details)	11 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 AUD ($)	Jun. 30, 2021	Jun. 30, 2024 $ / shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares
Intangible Assets [Line Items]
Estimate term of useful life		17 years	18 years	20 years
Estimated additional term		4 years
Estimated total term		9 years
Growth rate		2.50%
Average growth term		4 years
Growth rate		82.00%
Percentage of long-term		29.00%
Forecasting capital expenditures on research and development (in Dollars)		$ 50,000
Forecast of Supporting Assets Rate		5.00%
Corporate tax rate		25.00%	25.00%
Long term growth rate		2.50%
Percentage of revenue reduction		19.30%	13.00%
Revenue reduction compounded growth rate period		9 years	6 years 6 months
Percentage of EBITDA reduction rate		11.80%	20.00%
EBITDA reduction period		9 years
Discount rate		33.80%	43.00%
Shares issued (in Shares) | shares		8,118,075				7,371,807	7,371,807
Par value per share | (per share)					$ 4	$ 1.92	$ 1.34
Share issue related cost (in Dollars)	$ 1,000,000	$ 166,804	$ 278,319
Percentage of carrying value of the intangible asset		200.00%
Description of exchange rate		1 AUD$ = 0.6630 USD$
Positive cash flow projections period		3 years
Percentage of weighted average cost of capital		27.00%
Revenue average growth period		6 years 6 months
Percentage of average growth rate		92.00%
Percentage of forecast revenue growth rates year one		147.00%
Percentage of forecast revenue growth rates year two		179.00%
Percentage of forecast revenue growth rates year three		96.00%
Percentage of forecast revenue growth rates year four		54.00%
Percentage of forecast revenue growth rates year five		26.00%
Percentage of forecast on salary and benefits remainder of fiscal year		176.00%
Percentage of forecast on salary and benefits year one		64.00%
Percentage of forecast on salary and benefits year two		24.00%
Percentage of forecast on salary and benefits after five years		8.00%
Percentage of forecast on salaries		17.00%
Percentage of EBITDA total		45.00%
Percentage of EBITDA remainder of fiscal year		(127.00%)
Percentage of EBITDA due next twelve month		(58.00%)
Percentage of EBITDA due year two		4.00%
Percentage of EBITDA due year three		28.00%
Percentage of EBITDA due year four		39.00%
Percentage of EBITDA due year five		45.00%
Research and development (in Dollars)		$ 276,057	665,035
Property plant and equipment (in Dollars)		$ 16,642
Percentage of amortisation estimated		5.00%
Average useful life for intangible		20 years
Cash flow projection period		6 years 6 months
FY26 [Member]
Intangible Assets [Line Items]
Estimated additional term		1 year 6 months
Forecast revenue growth rates		259.00%
Forecast of salary and benefits rate		113.00%
Percentage of long-term		(29.00%)
FY27 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates		117.00%
Forecast of salary and benefits rate		26.00%
Percentage of long-term		7.00%
FY28 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates		86.00%
FY29 [Member]
Intangible Assets [Line Items]
Estimated additional term		6 years 6 months
Forecast revenue growth rates		38.00%
Forecast of salary and benefits rate		12.00%
Percentage of long-term		29.00%
FY24 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates
FY30 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates		20.00%
FY31 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates		10.00%
FY32 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates		5.00%
FY33 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates		3.00%
FY25 [Member]
Intangible Assets [Line Items]
Forecast of salary and benefits rate		215.00%
Percentage of long-term		(109.00%)
CY28 [Member]
Intangible Assets [Line Items]
Forecast of salary and benefits rate		20.00%
Percentage of long-term		25.00%
Discounted Cash Flow Model [Member]
Intangible Assets [Line Items]
Percentage of revenue reduction		13.00%
Revenue reduction compounded growth rate period		6 years 6 months
Percentage of EBITDA reduction rate		20.00%
EBITDA reduction period		6 years 6 months
Discount rate		43.00%
Impairment Testing of Intangible Assets [Member]
Intangible Assets [Line Items]
Shares issued (in Shares) | shares						746,268	746,268
Australia [Member]
Intangible Assets [Line Items]
Corporate tax rate		30.00%
Corporate tax rate		30.00%
Products and Technology [Member]
Intangible Assets [Line Items]
Research and development (in Dollars)		$ 1,100,000
Top of range [member]
Intangible Assets [Line Items]
Period of financial budgets approved by management		5 years
Forecast period		9 years
Pre-tax discount rate		24.00%
Oncosts forecast of salaries		19.00%
Average timeframe profitability term		3 years
Percentage of independent valuation and discount rate		26.50%
Percentage of midpoint discount rate		27.00%
Percentage of forecast gross margin		75.00%
Percentage of forecast gross margin on valuation		30.00%
Percentage of Interest rate on gross margin		4.00%
Percentage of forecast gross margin on valuation after year five		50.00%
Top of range [member] | CY28 [Member]
Intangible Assets [Line Items]
Forecast gross margin on exclusive sales rate		58.00%
Bottom of range [member]
Intangible Assets [Line Items]
Period of financial budgets approved by management		2 years
Forecast period		4 years
Pre-tax discount rate		22.00%
Oncosts forecast of salaries		18.00%
Average timeframe profitability term		2 years
Percentage of independent valuation and discount rate		25.00%
Percentage of midpoint discount rate		0.50%
Percentage of forecast gross margin		65.00%
Percentage of forecast gross margin on valuation		50.00%
Percentage of Interest rate on gross margin		4.00%
Percentage of forecast gross margin on valuation after year five		70.00%
Bottom of range [member] | FY25 [Member]
Intangible Assets [Line Items]
Forecast gross margin on exclusive sales rate		49.00%
Capex [Member]
Intangible Assets [Line Items]
Property plant and equipment (in Dollars)		$ 200,000
AUD [Member]
Intangible Assets [Line Items]
Exchange rate		1
USD [Member]
Intangible Assets [Line Items]
Exchange rate		0.66